Accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
Accounting policies
Schedule of impact on the RBS's balance sheet

£bn
Retained earnings at 1 January 2019	14.3
Loans to customers - Finance leases	0.2
Other assets - Net right of use assets	1.3
- Recognition of lease liabilities	(1.9)
- Provision for onerous leases	0.2
Other liabilities	(1.7)

Net impact on retained earnings	(0.2)
Retained earnings at 1 January 2019	14.1